Geographic information - Assets per Geographic Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Property and equipment	$ 17,102	$ 20,496
Right-of-use assets	12,714	17,075	$ 20,973
Intangible assets	159,542	227,031
Goodwill	797,962	1,349,235	$ 1,350,645
Canada
Disclosure of geographical areas [line items]
Property and equipment	9,975	12,217
Right-of-use assets	5,562	6,900
Intangible assets	36,557	0
Goodwill	797,962	1,349,235
United States
Disclosure of geographical areas [line items]
Property and equipment	281	698
Right-of-use assets	0	0
Intangible assets	119,960	179,563
Goodwill	0	0
United Kingdom
Disclosure of geographical areas [line items]
Property and equipment	1,179	1,625
Right-of-use assets	1,449	2,434
Intangible assets	0	0
Goodwill	0	0
Switzerland
Disclosure of geographical areas [line items]
Property and equipment	168	297
Right-of-use assets	61	848
Intangible assets	3,025	370
Goodwill	0	0
New Zealand
Disclosure of geographical areas [line items]
Property and equipment	1,399	1,878
Right-of-use assets	713	921
Intangible assets	0	42,004
Goodwill	0	0
Other
Disclosure of geographical areas [line items]
Property and equipment	4,100	3,781
Right-of-use assets	4,929	5,972
Intangible assets	0	5,094
Goodwill	$ 0	$ 0